Related Parties	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Related Parties
Note 21 - Related Parties

A.	Key management personnel compensation (including directors)

In addition to their salaries, the Group also provides non-cash benefits to directors and executive officers (such as a car,  etc.), and contributes to post-employment plans on their behalf. Executive officers and directors also participate in the Company’s share option program (see Note 23 regarding share-based payments).

Compensation to key management personnel (including one director) that are employed by the Group:

	For the year ended December 31
	2017		2016		2015
	Number	USD	Number of	USD	Number	USD
	of people	thousands	people	thousands	of people	thousands
Employee benefits	11	3,270	9	2,752	9	2,092
Share-based payments	11	1,841	9	1,865	9	1,285
		5,111		4,617		3,377

Compensation to directors:

	For the year ended December 31
	2017		2016		2015
	Number	USD	Number of	USD	Number	USD
	of people	thousands	people	thousands	of people	thousands

Total compensation to directors employed by the Company*	1	387	1	199	1	187

Compensation to independent directors**	4	753	5	354	4	423

*	Including share-based payments in the amount of USD 255 thousand, USD 82 thousand and USD 78 thousand in 2017, 2016 and 2015, respectively.
**	Including share-based payments in the amount of USD 519 thousand, USD 194 thousand and USD 287 thousand in 2017, 2016 and 2015, respectively.

B.	Engagements between the Company and related parties

(1)	On October 8, 2015 and July 19, 2016, the Company’s general meeting of shareholders approved additional share-based compensation to the CEO – For further details, see Note 23(C).

(2)
On July 19, 2016, the Company’s shareholders approved an amendment to the employment terms of the CEO, based on the compensation committee and the Board of Directors recommendation, such that the CEO salary, effective March 1, 2016, has been updated to NIS 80 thousand per month. On the same date, the Company’s shareholders approved the grant of a bonus in the sum of NIS 900,000 to the CEO, in light of his contribution to the Company’s successful completion of a private placement of the Company’s ADSs and the execution of an Exclusive Lead Sharing and Distribution Agreement in May 2016, as further discussed in Note 1(C).

(3)	On November 28, 2016, the Company’s shareholders approved share-based compensation to all of the directors - For further details see Note 23(C).

(4)
On December 27, 2017, the Company’s shareholders approved an amendment to the employment terms of the CEO, based on the compensation committee and the Board of Directors recommendation, such that the CEO salary, effective January 1, 2018, has been updated to NIS 90 thousand per month.